Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Strategic Global Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Document Creation Date	dei_DocumentCreationDate	Sep. 11, 2018